UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2019

Date of reporting period: October 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Sustainable Global Thematic Fund

Portfolio of Investments

October 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Health Care - 21.2%
Health Care Equipment & Supplies - 7.4%
Abbott Laboratories	276,370	$19,052,948
Danaher Corp.	181,973	18,088,116
EssilorLuxottica SA	115,033	15,711,036
West Pharmaceutical Services, Inc.	127,723	13,528,420

		66,380,520

Health Care Providers & Services - 3.5%
Apollo Hospitals Enterprise Ltd.	1,048,600	16,213,919
UnitedHealth Group, Inc.	59,807	15,630,559

		31,844,478

Health Care Technology - 1.6%
Medidata Solutions, Inc. (a)	203,430	14,301,129

Life Sciences Tools & Services - 8.4%
Bio-Rad Laboratories, Inc.-Class A (a)	58,520	15,967,182
Bruker Corp.	506,794	15,877,856
Gerresheimer AG	147,500	10,395,153
ICON PLC (a)	137,970	19,050,898
Tecan Group AG	63,900	14,415,056

		75,706,145

Pharmaceuticals - 0.3%
Vectura Group PLC (a)	3,530,270	3,207,034

		191,439,306

Financials - 17.3%
Banks - 5.7%
Bank Mandiri Persero Tbk PT	20,899,500	9,390,589
Credicorp Ltd.	74,360	16,783,796
HDFC Bank Ltd.	315,390	8,153,991
Svenska Handelsbanken AB-Class A	749,600	8,148,030
Swedbank AB-Class A	380,900	8,568,167

		51,044,573

Capital Markets - 6.2%
Charles Schwab Corp. (The)	356,725	16,494,964
MSCI, Inc.-Class A	150,480	22,629,182
Partners Group Holding AG	23,044	16,406,283

		55,530,429

Consumer Finance - 1.0%
Bharat Financial Inclusion Ltd. (a)	759,608	8,961,880

Insurance - 2.7%
AIA Group Ltd.	2,024,000	15,396,655
Prudential PLC	472,050	9,452,154

		24,848,809

Thrifts & Mortgage Finance - 1.7%
Housing Development Finance Corp., Ltd.	649,483	15,519,921

		155,905,612

Company	Shares	U.S. $ Value
Information Technology - 14.9%
IT Services - 3.2%
Visa, Inc.-Class A	163,285	$22,508,837
Wirecard AG	35,450	6,631,168

		29,140,005

Semiconductors & Semiconductor Equipment - 4.1%
ams AG (a)(b)	128,915	5,022,174
Infineon Technologies AG	807,313	16,176,043
NVIDIA Corp.	76,099	16,043,952

		37,242,169

Software - 5.1%
Dassault Systemes SE	97,880	12,253,062
Microsoft Corp.	199,130	21,269,075
SailPoint Technologies Holding, Inc. (a)	485,660	12,646,587

		46,168,724

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	100,739	22,047,737

		134,598,635

Industrials - 13.8%
Aerospace & Defense - 2.2%
Hexcel Corp.	340,349	19,917,224

Building Products - 2.9%
Cie de Saint-Gobain	169,080	6,369,486
Kingspan Group PLC	442,435	19,243,168

		25,612,654

Commercial Services & Supplies - 1.3%
China Everbright International Ltd.	14,173,740	11,338,929

Electrical Equipment - 3.6%
Schneider Electric SE	199,220	14,405,816
Vestas Wind Systems A/S	289,550	18,157,788

		32,563,604

Industrial Conglomerates - 1.5%
Siemens AG	120,524	13,853,850

Machinery - 2.3%
Xylem, Inc./NY	315,128	20,666,094

		123,952,355

Consumer Discretionary - 7.8%
Auto Components - 2.3%
Aptiv PLC	202,602	15,559,834
Delphi Technologies PLC	245,570	5,265,021

		20,824,855

Diversified Consumer Services - 1.7%
Bright Horizons Family Solutions, Inc. (a)	131,220	15,078,490

Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (a)	13,177	21,056,978

Company	Shares	U.S. $ Value
Etsy, Inc. (a)	321,770	$13,681,660

		34,738,638

		70,641,983

Consumer Staples - 7.5%
Food Products - 4.1%
Kerry Group PLC-Class A	182,570	18,714,311
Nestle SA	213,825	18,051,766

		36,766,077

Household Products - 1.8%
Unicharm Corp.	612,200	16,608,206

Personal Products - 1.6%
Unilever PLC	270,120	14,308,155

		67,682,438

Utilities - 5.4%
Multi-Utilities - 1.2%
Suez	750,860	10,830,629

Water Utilities - 4.2%
American Water Works Co., Inc.	195,911	17,344,001
Aqua America, Inc.	263,630	8,575,884
Beijing Enterprises Water Group Ltd. (a)	22,454,000	11,466,339

		37,386,224

		48,216,853

Materials - 4.0%
Chemicals - 4.0%
Ecolab, Inc.	156,799	24,013,767
Koninklijke DSM NV	136,900	11,952,575

		35,966,342

Communication Services - 2.8%
Interactive Media & Services - 2.8%
Alphabet, Inc.-Class C (a)	15,821	17,035,578
Tencent Holdings Ltd.	236,000	8,085,185

		25,120,763

Real Estate - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.5%
SBA Communications Corp. (a)	82,790	13,426,055

Real Estate Management & Development - 0.6%
SM Prime Holdings, Inc.	8,406,600	5,314,848

		18,740,903

Total Common Stocks (cost $743,160,041)		872,265,190

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.08% (c)(d)(e) (cost $27,011,255)	27,011,255	$27,011,255

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $770,171,296)		899,276,445

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.08% (c)(d)(e) (cost $4,630,214)	4,630,214	4,630,214

Total Investments - 100.3% (cost $774,801,510) (f)		903,906,659
Other assets less liabilities - (0.3)%		(2,371,953)

Net Assets - 100.0%		$901,534,706

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	3,409	RUB	225,797	11/14/18	$13,612
Bank of America, NA	PHP	608,151	USD	11,100	12/11/18	(276,723)
Barclays Bank PLC	USD	2,862	PHP	155,836	12/11/18	53,148
Barclays Bank PLC	USD	1,912	INR	143,087	12/13/18	10,181
Barclays Bank PLC	CHF	2,270	USD	2,294	12/14/18	31,365
Barclays Bank PLC	USD	29,620	CAD	38,672	12/14/18	(219,189)
Barclays Bank PLC	USD	2,986	JPY	333,998	12/14/18	(16,302)
BNP Paribas SA	TWD	68,032	USD	2,205	12/11/18	1,486
BNP Paribas SA	USD	5,401	INR	398,099	12/13/18	(52,725)
Citibank, NA	USD	15,977	KRW	18,068,797	11/15/18	(144,378)
Citibank, NA	INR	3,466,344	USD	49,679	12/13/18	3,111,187
Citibank, NA	CAD	3,705	USD	2,843	12/14/18	26,228
Citibank, NA	CHF	5,195	USD	5,275	12/14/18	95,760
Citibank, NA	EUR	61,631	USD	71,919	12/14/18	1,858,137
Citibank, NA	GBP	1,808	USD	2,384	12/14/18	68,337
Goldman Sachs Bank USA	CHF	2,355	USD	2,370	12/14/18	22,135
Goldman Sachs Bank USA	GBP	4,144	USD	5,415	12/14/18	107,545
Goldman Sachs Bank USA	JPY	247,184	USD	2,199	12/14/18	1,336
Goldman Sachs Bank USA	USD	2,536	JPY	279,522	12/14/18	(49,932)
Goldman Sachs Bank USA	USD	2,815	MXN	54,520	12/14/18	(147,817)
JPMorgan Chase Bank, NA	EUR	4,109	USD	4,767	12/14/18	96,300
Morgan Stanley & Co., Inc.	PEN	47,835	USD	14,288	11/15/18	105,133
Morgan Stanley & Co., Inc.	EUR	3,837	USD	4,480	12/14/18	118,456
Morgan Stanley & Co., Inc.	HKD	62,604	USD	7,989	12/14/18	(5,001)
Morgan Stanley & Co., Inc.	SEK	73,571	USD	8,198	12/14/18	127,315
Morgan Stanley & Co., Inc.	USD	19,414	AUD	27,246	12/14/18	(111,361)
Morgan Stanley & Co., Inc.	USD	10,366	EUR	8,949	12/14/18	(192,912)
Morgan Stanley & Co., Inc.	USD	27,474	GBP	21,029	12/14/18	(539,454)
Morgan Stanley & Co., Inc.	USD	48,361	JPY	5,355,764	12/14/18	(734,529)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Natwest Markets PLC	CHF	4,176	USD	4,242	12/14/18	$78,818
Standard Chartered Bank	KRW	2,729,010	USD	2,409	11/15/18	17,333
Standard Chartered Bank	USD	1,978	PHP	106,550	12/11/18	14,977
Standard Chartered Bank	USD	12,630	TWD	386,505	12/11/18	(110,386)
Standard Chartered Bank	JPY	295,616	USD	2,654	12/14/18	25,444
Standard Chartered Bank	USD	1,487	HKD	11,618	12/14/18	(3,179)
State Street Bank & Trust Co.	CHF	9,111	USD	9,464	12/14/18	380,209
State Street Bank & Trust Co.	EUR	5,536	USD	6,438	12/14/18	145,043
State Street Bank & Trust Co.	USD	3,428	EUR	2,968	12/14/18	(54,073)
State Street Bank & Trust Co.	USD	1,500	NOK	12,435	12/14/18	(21,997)
UBS AG	EUR	9,705	USD	11,181	12/14/18	148,214

						$3,977,741

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of October 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $187,477,056 and gross unrealized depreciation of investments was $(54,394,166), resulting in net unrealized appreciation of $133,082,890.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Country Breakdown*

October 31, 2018 (unaudited)

50.8%	United States
6.6%	France
5.4%	Switzerland
5.4%	India
5.2%	Germany
4.2%	Ireland
3.5%	China
3.0%	United Kingdom
2.0%	Denmark
1.9%	Peru
1.9%	Sweden
1.9%	Japan
1.7%	Hong Kong
3.5%	Other
3.0%	Short-Term

100.0%	Total Investments

*

All data are as of October 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Austria, Indonesia, Netherlands and Philippines.

AB Sustainable Global Thematic Fund

October 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Health Care	$131,497,108		$59,942,198		$	– 0	–	$191,439,306
Financials	64,061,933		91,843,679			– 0	–	155,905,612
Information Technology	94,516,188		40,082,447			– 0	–	134,598,635
Industrials	59,826,486		64,125,869			– 0	–	123,952,355
Consumer Discretionary	70,641,983		– 0	–		– 0	–	70,641,983
Consumer Staples	18,714,311		48,968,127			– 0	–	67,682,438
Utilities	25,919,885		22,296,968			– 0	–	48,216,853
Materials	24,013,767		11,952,575			– 0	–	35,966,342
Communication Services	17,035,578		8,085,185			– 0	–	25,120,763
Real Estate	13,426,055		5,314,848			– 0	–	18,740,903
Short-Term Investments	27,011,255		– 0	–		– 0	–	27,011,255
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,630,214		– 0	–		– 0	–	4,630,214

Total Investments in Securities	551,294,763		352,611,896	(a)		– 0	–	903,906,659
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	6,657,699			– 0	–	6,657,699
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,679,958)			– 0	–	(2,679,958)

Total (c)	$551,294,763		$356,589,637		$	– 0	–	$907,884,400

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2018 is as follows:

Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$42,108	$60,595	$75,692	$27,011	$185
Government Money Market Portfolio*	270	18,546	14,186	4,630	39

Total	$42,378	$79,141	$89,878	$31,641	$224

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Sustainable Global Thematic Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 24, 2018